Stock-Based Compensation - Schedule of Stock Option Activity (Detail) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 26, 2015	Dec. 27, 2014	Dec. 28, 2013
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Stock options outstanding (in shares)	1,466	1,558
Stock options granted (in shares)	96	482
Stock options exercised	(329)	(494)
Stock options canceled (in shares)	(53)	(80)
Stock options outstanding (in shares)	1,180	1,466	1,558
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Stock options outstanding, weighted average exercise price (in usd per share)	$ 3.74	$ 1.64
Stock options grated, weighted average exercise price (in usd per share)	16.30	7.47
Stock options exercised, weighted average exercise price (in usd per share)	1.45	1.16
stock options canceled, weighted average exercise price (in usd per share)	0.86	1.21
Stock options outstanding, weighted average exercise price (in usd per share)	$ 4.50	$ 3.74	$ 1.64
Share-based Compensation Arrangement by Share-based Payment Award, Options, Additional Disclosures [Abstract]
Stock options outstanding, aggregate intrinsic value	$ 7,551	$ 4,105
Stock options outstanding, aggregate intrinsic value	$ 24,746	$ 7,551	$ 4,105
Stock options outstanding, weighted average remaining term	8 years	8 years	7 years 8 months 12 days